Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for former PEO John P. Clancy, Jr.	Summary Compensation Table Total for current PEO Steven R. Larochelle	Compensation Actually Paid to former PEO John P. Clancy, Jr. (1)	Compensation Actually Paid to current PEO Steven R. Larochelle (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (1)	Total Shareholder Return	S&P U.S. SmallCap Banks Index Total Shareholder Return	Net Income	Income (2)
2024	$873,590	$1,100,366	$442,915	$1,296,022	$682,087	$732,413	$134	$132	$38,733,430	$61,919,580
2023	$1,286,878		$1,250,374		$669,691	$635,313	$106	$112	$38,057,755	$62,803,657
2022	$1,423,524		$1,302,851		$705,495	$627,164	$112	$111	$42,716,301	$67,819,819
2021	$1,275,889		$1,521,137		$675,686	$790,873	$140	$126	$42,171,487	$64,219,571
2020	$1,037,248		$971,796		$602,842	$537,671	$78	$91	$31,455,964

Company Selected Measure Name	Income
Adjustment To PEO Compensation, Footnote

	2020		2021		2022		2023		2024
	Former PEO John P. Clancy, Jr.	Average for Non-PEO NEOs	Former PEO John P. Clancy, Jr.	Average for Non-PEO NEOs	Former PEO John P. Clancy, Jr.	Average for Non-PEO NEOs	Former PEO John P. Clancy, Jr.	Average for Non-PEO NEOs	Former PEO John P. Clancy, Jr.	Current PEO Steven R. Larochelle	Average for Non-PEO NEOs
Summary Compensation Table Total	$1,037,248	$602,842	$1,275,889	$675,686	$1,423,524	$705,495	$1,286,878	$669,691	$873,590	$1,100,366	$682,087
Less: "stock awards and "option awards" columns in the SC table	$(157,767)	$(83,123)	$(157,768)	$(83,121)	$(207,757)	$(88,120)	$(207,785)	$(88,145)	$(176,616)	$(305,004)	$(75,895)
Plus: Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End	$145,867	$76,497	$170,944	$90,073	$190,341	$80,733	$207,400	$87,981	$—	$488,714	$120,518
Plus: Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$38,441	$20,243	$—	$—	$—	$—	$—	$—	$—
Change in Fair Value of Outstanding and Unvested Awards as of Applicable FY End	$(43,875)	$(22,767)	$149,584	$78,682	$(50,558)	$(26,894)	$(28,107)	$(13,462)	$—	$8,983	$18,132
Change in Fair Value for Awards Granted during Prior FY that Vested During Applicable FY	$(16,091)	$(8,796)	$36,692	$18,916	$(60,010)	$(31,075)	$(17,331)	$(9,213)	$(34,149)	$(4,802)	$(9,960)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$—	$—	$—	$—	$—	$—	$(228,820)	$—	$—
Plus: Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$6,414	$3,358	$7,355	$3,862	$7,311	$3,576	$9,319	$4,138	$8,910	$7,765	$4,824
Less: Aggregate Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$—	$(30,340)	$—	$(13,468)	$—	$(16,551)	$—	$(15,677)	$—	$—	$(7,293)
Plus: Aggregate Service Cost and, if applicable, Prior Service Cost for Pension Plans	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$971,796	$537,671	$1,521,137	$790,873	$1,302,851	$627,164	$1,250,374	$635,313	$442,915	$1,296,022	$732,413

Non-PEO NEO Average Total Compensation Amount	$ 682,087	$ 669,691	$ 705,495	$ 675,686	$ 602,842
Non-PEO NEO Average Compensation Actually Paid Amount	$ 732,413	635,313	627,164	790,873	537,671
Adjustment to Non-PEO NEO Compensation Footnote

	2020		2021		2022		2023		2024
	Former PEO John P. Clancy, Jr.	Average for Non-PEO NEOs	Former PEO John P. Clancy, Jr.	Average for Non-PEO NEOs	Former PEO John P. Clancy, Jr.	Average for Non-PEO NEOs	Former PEO John P. Clancy, Jr.	Average for Non-PEO NEOs	Former PEO John P. Clancy, Jr.	Current PEO Steven R. Larochelle	Average for Non-PEO NEOs
Summary Compensation Table Total	$1,037,248	$602,842	$1,275,889	$675,686	$1,423,524	$705,495	$1,286,878	$669,691	$873,590	$1,100,366	$682,087
Less: "stock awards and "option awards" columns in the SC table	$(157,767)	$(83,123)	$(157,768)	$(83,121)	$(207,757)	$(88,120)	$(207,785)	$(88,145)	$(176,616)	$(305,004)	$(75,895)
Plus: Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End	$145,867	$76,497	$170,944	$90,073	$190,341	$80,733	$207,400	$87,981	$—	$488,714	$120,518
Plus: Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$38,441	$20,243	$—	$—	$—	$—	$—	$—	$—
Change in Fair Value of Outstanding and Unvested Awards as of Applicable FY End	$(43,875)	$(22,767)	$149,584	$78,682	$(50,558)	$(26,894)	$(28,107)	$(13,462)	$—	$8,983	$18,132
Change in Fair Value for Awards Granted during Prior FY that Vested During Applicable FY	$(16,091)	$(8,796)	$36,692	$18,916	$(60,010)	$(31,075)	$(17,331)	$(9,213)	$(34,149)	$(4,802)	$(9,960)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$—	$—	$—	$—	$—	$—	$(228,820)	$—	$—
Plus: Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$6,414	$3,358	$7,355	$3,862	$7,311	$3,576	$9,319	$4,138	$8,910	$7,765	$4,824
Less: Aggregate Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$—	$(30,340)	$—	$(13,468)	$—	$(16,551)	$—	$(15,677)	$—	$—	$(7,293)
Plus: Aggregate Service Cost and, if applicable, Prior Service Cost for Pension Plans	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$971,796	$537,671	$1,521,137	$790,873	$1,302,851	$627,164	$1,250,374	$635,313	$442,915	$1,296,022	$732,413

Compensation Actually Paid vs. Total Shareholder Return
The following chart demonstrates the relationship between compensation actually paid to our PEO and average compensation actually paid to other Non-PEO NEOs and various performance measures of the Company for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020, including the total shareholder return (“TSR”) performance of our common stock with the TSR performance of the Company’s selected peer group, the S&P U.S. SmallCap Banks Index. The TSR amounts in the chart below assumes that $100 was invested beginning on December 31, 2019 and that all distributions or dividends were reinvested on a quarterly basis. The chart below shows a connection between compensation actually paid and TSR for the Company and its peer group.

Compensation Actually Paid vs. Net Income	The following chart compares the compensation actually paid to our PEO and the average of the compensation actually paid to our other Non-PEO NEOs with net income.
Compensation Actually Paid vs. Company Selected Measure
The following chart compares the compensation actually paid to our PEO and the average of the compensation actually paid to our other Non-PEO NEOs with “Income.” Refer to page 29 under "Compensation Discussion and Analysis" for additional information on how "Income" is calculated.

Tabular List, Table

List of Most Important Financial Performance Measures for 2024 (1)
Income (2)
Loan Growth
YTD Average Low Cost Deposits
Loan Quality
Non-Interest Fee Revenue
Salaries and Benefits

Total Shareholder Return Amount	$ 134	106	112	140	78
Peer Group Total Shareholder Return Amount	132	112	111	126	91
Net Income (Loss)	$ 38,733,430	$ 38,057,755	$ 42,716,301	$ 42,171,487	$ 31,455,964
Company Selected Measure Amount	61,919,580	62,803,657	67,819,819	64,219,571
PEO Name	Steven R. Larochelle	Mr. John P. Clancy, Jr.	Mr. John P. Clancy, Jr.	Mr. John P. Clancy, Jr.	Mr. John P. Clancy, Jr.
Additional 402(v) Disclosure	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs for the relevant fiscal year, as calculated in accordance with Item 402(v) of Regulation S-K. Total compensation for the PEO and other Non-PEO NEOs, as disclosed in the Summary Compensation Table, is comprised of salaries and equity awards based on Company performance factors from the prior year. The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs.
(2) Refer to page 29 under "Compensation Discussion and Analysis" for additional information on how "Income" is calculated.
(1) Refer to page 29 under "Compensation Discussion and Analysis" for more information on the performance factors listed in the table above.
	(2) Refer to page 29 under "Compensation Discussion and Analysis" for additional information on how "Income" is calculated.
Measure:: 1
Pay vs Performance Disclosure
Name	Income (2)
Measure:: 2
Pay vs Performance Disclosure
Name	Loan Growth
Measure:: 3
Pay vs Performance Disclosure
Name	YTD Average Low Cost Deposits
Measure:: 4
Pay vs Performance Disclosure
Name	Loan Quality
Measure:: 5
Pay vs Performance Disclosure
Name	Non-Interest Fee Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	Salaries and Benefits
Mr. John P. Clancy, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 873,590	$ 1,286,878	$ 1,423,524	$ 1,275,889	$ 1,037,248
PEO Actually Paid Compensation Amount	442,915	1,250,374	1,302,851	1,521,137	971,796
Steven R. Larochelle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,100,366
PEO Actually Paid Compensation Amount	1,296,022
PEO | Mr. John P. Clancy, Jr. [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. John P. Clancy, Jr. [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. John P. Clancy, Jr. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(176,616)	(207,785)	(207,757)	(157,768)	(157,767)
PEO | Mr. John P. Clancy, Jr. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	207,400	190,341	170,944	145,867
PEO | Mr. John P. Clancy, Jr. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(28,107)	(50,558)	149,584	(43,875)
PEO | Mr. John P. Clancy, Jr. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	38,441	0
PEO | Mr. John P. Clancy, Jr. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,149)	(17,331)	(60,010)	36,692	(16,091)
PEO | Mr. John P. Clancy, Jr. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(228,820)	0	0	0	0
PEO | Mr. John P. Clancy, Jr. [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,910	9,319	7,311	7,355	6,414
PEO | Steven R. Larochelle [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Steven R. Larochelle [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Steven R. Larochelle [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(305,004)
PEO | Steven R. Larochelle [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	488,714
PEO | Steven R. Larochelle [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,983
PEO | Steven R. Larochelle [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Steven R. Larochelle [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,802)
PEO | Steven R. Larochelle [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Steven R. Larochelle [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,765
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,293)	(15,677)	(16,551)	(13,468)	(30,340)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,895)	(88,145)	(88,120)	(83,121)	(83,123)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,518	87,981	80,733	90,073	76,497
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,132	(13,462)	(26,894)	78,682	(22,767)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	20,243	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,960)	(9,213)	(31,075)	18,916	(8,796)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,824	$ 4,138	$ 3,576	$ 3,862	$ 3,358